Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Total Compensation Expense	Share-based compensation expense for the six months ended June 30, 2025 and 2024 was recorded as follows (in thousands):

	Six months ended June 30,
	2025	2024
Research and development	$57	$0
General and administrative	—	—

Total	$57	$0

Summary of Stock Option Activity	The Company’s share option activity for the six months ended June 30, 2025 is summarized as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	159,003,977	$0.02	6.46	$13,288
Granted	150,000	0.01
Exercised		(578,125)	0.05
Cancelled/forfeited		—	—

Outstanding as of June, 2025	158,575,852	$0.02	6.42	$13,288

Exercisable as of June 30, 2025	—	—	—	$—
Vested and expected to vest as of June 30, 2025	158,575,852	$0.02	6.42	$13,288

The Company’s share option activity for the year ended December 31, 2024 is summarized as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	153,789,602	$0.02	7.18	$14,276
Granted	27,486,250	0.01
Exercised	—	—

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value (in thousands)
Cancelled/forfeited	(22,271,875)	0.03

Outstanding as of December 31, 2024	159,003,977	$0.02	6.46	$13,288

Exercisable as of December 31, 2024	—	$—	—	$—
Vested and expected to vest as of December 31, 2024	159,003,977	$0.02	6.46	$13,288

Summary of Assumptions Used to Grant Date Fair Value Of Stock Options Granted
The fair value of each award granted is estimated on the date of grant using the Black-Scholes model. In determining the fair value of share options granted, the following weighted average assumptions were used for the years ended December 31, 2024 and 2023:

	2024	2023
Expected dividend yield	0.00%	0.00%
Expected volatility	99.92%	94.11%
Risk-free interest rate	3.95%	3.86%
Expected term (in years)	6.02	5.54

Summary of RSU activity
The following table summarizes RSU activity for the six months ended June 30, 2025:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested, beginning of period	—	$—
Granted	10,300,000	0.10
Vested	—	—
Forfeited	—	—

Unvested, end of period	10,300,000	$0.10

IKENA ONCOLOGY INC
Summary of Total Compensation Expense
The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$45	$400	$192	$1,177
General and administrative	413	879	994	1,840
Restructuring and other charges	—	—	176	263

Total	$458	$1,279	$1,362	$3,280

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$1,655	$3,937
General and administrative	3,377	3,695
Restructuring and other charges	263	—

Total	$5,295	$7,632

Summary of Stock Option Activity
The following table summarizes stock option activity for the six months ended June 30, 2025:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2024	639,837	$60.24	6.25	$426
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(112,100)	92.92

Outstanding as of June 30, 2025	527,737	$53.28	6.69	$22

Vested or expected to vest as of June 30, 2025	527,737	$53.28	6.69	$22

Options exercisable as of June 30, 2025	376,228	$63.60	6.01	$22

The following table summarizes stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	590,688	$76.20	6.92	$94
Granted	198,098	17.73
Exercised	—	—
Cancelled or forfeited	(148,948)	66.81

Outstanding as of December 31, 2024	639,837	$60.24	6.25	$426

Vested or expected to vest as of December 31, 2024	639,837	$60.24	6.25	$426

Options exercisable as of December 31, 2024	404,258	$77.14	4.78	$77

Summary of Assumptions Used to Grant Date Fair Value Of Stock Options Granted
The fair value of each option award granted is estimated on the date of grant using the Black-Scholes option pricing model and assumptions input into the model. The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024
Risk-free interest rate	4.43%	4.19%
Expected dividend yield	0%	0%
Expected option term (in years)	5.58	6.01
Expected stock price volatility	94.04%	91.32%
The following table presents, on a weighted average basis, the assumptions used in the model to determine the grant-date fair value of stock options granted:

	Year Ended December 31,
	2024	2023
Risk-free interest rate	4.18%	4.00%
Expected dividend yield	0%	0%
Expected option term (in years)	5.88	6.04
Expected stock price volatility	91.99%	87.00%